Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Parenthetical) (Details)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax rate	30.00%	27.50%